Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001820190
Entity Tax Identification Number	92-1062542
Entity Registrant Name	Scilex Holding Company
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Primary SIC Number	2836
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310